As Filed with the United States Securities and Exchange Commission on May 13, 2020.
1933 Act Registration No. 1933 Act Registration No.  002-57526
1940 Act Registration No. 1940 Act Registration No.  811-02699

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 161	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 157	☒

AIM GROWTH SERIES (INVESCO GROWTH SERIES)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
X	immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on date pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 13th day of May, 2020.
AIM GROWTH SERIES (INVESCO GROWTH SERIES)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	May 13, 2020
(Sheri Morris)
/s/ David C. Arch*	Trustee	May 13, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	May 13, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair and Trustee	May 13, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	May 13, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	May 13, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	May 13, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	May 13, 2020
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	May 13, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	May 13, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	May 13, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	May 13, 2020
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	May 13, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	May 13, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	May 13, 2020
(Robert C. Troccoli)

SIGNATURE	TITLE	DATE
/s/ Daniel S. Vandivort***	Trustee	May 13, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	May 13, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	May 13, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 13, 2020
Kelli Gallegos
/s/ Sheri Morris		May 13, 2020
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 139 on April 26, 2018.
**Sheri Morris, pursuant to powers of attorney dated March 1, 2019, in the Registrant’s Post-Effective Amendment No. 145 on April 29, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, in the Registrant's Post-Effective Amendment No. 149 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase